Share-based payments - Board of Directors Incentive Plan (BoDIP) (Details) - BODIP	1 Months Ended	12 Months Ended
	Apr. 30, 2018 $ / shares	Dec. 31, 2020 EquityInstruments $ / shares	Dec. 31, 2019 EquityInstruments $ / shares	Dec. 31, 2018 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	4 years
Exercise price | $ / shares	$ 16.12	$ 9.74	$ 16.80	$ 16.12
Shares available to be exercised | EquityInstruments		5,233,693	2,072,344